Label	Element	Value
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.69 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.70%
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.50%
Innovator Uncapped Accelerated U.S. Equity ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $6.53 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	23.20%
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	23.20%
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $648.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Innovator Uncapped Accelerated U.S. Equity ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $682.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $716.02 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $699.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.95 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.70%)
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.21 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.70%)